Expenses (Details) - Schedule of Finance and Other Income - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Schedule of Finance and Other Income [Abstract]
Interest on income tax refund		$ 19,123
Total		$ 19,123